38. Commitments (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Commitments Details Abstract
Total	R$ 5,895,699
2019	1,088,506
2020	1,132,046
2021	1,177,328
2022	1,224,421
2023	R$ 1,273,398